Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Amount drawn	$ 8,380	$ 8,674
Deferred debt issue costs and bond premium/discount	(72)	(84)
Net borrowings	8,308	8,590
Not At Fair Value
Financial assets and liabilities
Amount drawn	8,380	8,674
Deferred debt issue costs and bond premium/discount	(72)	(84)
Net borrowings	8,308	8,590
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	8,368	8,001
Deferred debt issue costs and bond premium/discount	(72)	(82)
Net borrowings	8,296	7,919
Not At Fair Value | Term loan
Financial assets and liabilities
Amount drawn		663
Deferred debt issue costs and bond premium/discount		(2)
Net borrowings		661
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	8	7
Net borrowings	8	7
Not At Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Amount drawn	4	3
Net borrowings	4	3
Fair Value
Financial assets and liabilities
Fair value	8,808	8,919
Fair Value | Term loan
Financial assets and liabilities
Fair value		669
Fair Value | Finance leases
Financial assets and liabilities
Fair value	8	7
Fair Value | Bank loans, overdrafts and revolving credit facilities
Financial assets and liabilities
Fair value	4	3
Fair Value | Level 2 | Loan notes
Financial assets and liabilities
Fair value	$ 8,796	$ 8,240